Non-Controlling Interests (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended				36 Months Ended	48 Months Ended
	Nov. 30, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 15, 2015	Dec. 31, 2014	May 31, 2014
Noncontrolling Interest [Line Items]
Equity interest (as a percent)		100.00%						100.00%	60.00%	60.00%		100.00%
Minority Interest	¥ 23,400,000	¥ 989,136,000		¥ 990,247,000	¥ 1,156,178,000	¥ 1,156,178,000	¥ 990,247,000	$ 143,864	¥ 31,259,000	$ 4,546	¥ 1,227,533,000
Retained Earnings (Accumulated Deficit)		(20,332,185,000)		(18,746,454,000)			(18,746,454,000)	$ (2,957,194)
Payments to Noncontrolling Interests		¥ 0	$ 0	0	23,000,000	23,000
Equity Method Investment, Ownership Percentage		100.00%						100.00%	60.00%	60.00%		100.00%
Stockholders' Equity Attributable to Noncontrolling Interest	¥ 23,400,000	¥ 989,136,000		990,247,000	1,156,178,000	1,156,178,000	990,247,000	$ 143,864	¥ 31,259,000	$ 4,546	¥ 1,227,533,000
Hainan NCI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		26.53%						26.53%
Minority Interest		¥ 95,800,000
Payments to Noncontrolling Interests		2.6					2,600,000
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 95,800,000
Hainan Tianneng [Member]
Noncontrolling Interest [Line Items]
Long-term Investments					34,295,000	34,295,000
Accounts Payable, Related Parties, Current					¥ 40,000,000	¥ 40,000,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					4.25%	4.25%
Minority Interest					¥ 138,400,000	¥ 138,400,000
Retained Earnings (Accumulated Deficit)					60,500,000	60,500,000
Stockholders' Equity Attributable to Noncontrolling Interest					¥ 138,400,000	¥ 138,400,000
Shenzhen NCI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	40.00%
Payments to Noncontrolling Interests				14,000,000
Non Controlling Interest, Consideration To Repurchase	¥ 15,000,000
Adjustments To Additional Paid in Capital, Difference of Consideration and Carrying Amount of Non Controlling Interest				8,376,000
Due To Non Controlling Interests				¥ 1,000,000			¥ 1,000,000
Tianwei Baobian Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)													25.99%
Equity Method Investment, Ownership Percentage													25.99%
Tianwei Baobian Tianwei Group Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)														7.00%
Equity Method Investment, Ownership Percentage														7.00%